Payments, by Government - 12 months ended Dec. 31, 2024 - ZAR (R) R in Thousands		Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total		R 1,490,277	R 665,093	R 29,689	R 536,808	R 2,721,867
SOUTH AFRICA
Total		1,490,277	480,004	29,689	491,484	2,491,454
SOUTH AFRICA | Department of Water and Sanitation [Member]
Total				11,830		11,830
SOUTH AFRICA | Mine Health and Safety Council [Member]
Total				15,964		15,964
SOUTH AFRICA | National Nuclear Regulator [Member]
Total				R 1,895		1,895
SOUTH AFRICA | South African Revenue Service (SARS) [Member]
Total		R 1,490,277	480,004			1,970,281
AUSTRALIA
Total	[1]		185,089		45,324	230,413
AUSTRALIA | Queensland Revenue Office [Member]
Total	[1]		R 185,089			185,089
AUSTRALIA | Aboriginal Development Benefits Trust [Member]
Total	[1]				19,826	19,826
AUSTRALIA | Waanyi Joint Venture Proprietary Limited [Member]
Total	[1]				R 25,498	R 25,498

[1]	When payments are made in Australian dollars they were translated into South African Rand using a weighted average exchange rate of AUD/ZAR of 1:12.09